UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     XI Asset Management, LLC

Address:  527 Madison Avenue, 6th Floor
          New York, New York 10022

13F File Number: 28-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Adam J. Wolfberg
Title:    Managing Member
Phone:    (646) 840-5446


Signature, Place and Date of Signing:


 /s/ Adam J. Wolfberg           New York, New York           February 14, 2007
----------------------      --------------------------      -------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        44

Form 13F Information Table Value Total:  $311,953
                                         (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
Column 1                        Column 2        Column 3   Column 4        Column 5        Column 6    Column 7       Column 8
                                                            Market                                                Voting Authority
                                    Title                   Value     Shares/   Sh/  Put/  Investment  Other     ------------------
Name of Security                   of class     CUSIP       (x000)    Prn Amt   Prn  Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ATHEROS COMMUNICATIONS INC           COM        04743P108    3,198     150,000   SH           SOLE               SOLE
BROADCOM CORP                        CL A       111320107    2,121      65,650   SH           SOLE               SOLE
CLEAR CHANNEL OUTDOOR HLDGS          CL A       18451C109    3,215     115,200   SH           SOLE               SOLE
BRIGHTPOINT INC                    COM NEW      109473405    6,836     508,247   SH           SOLE               SOLE
CHUNGHWA TELECOM CO LTD         SPONSORED ADR   17133Q205    4,730     239,726   SH           SOLE               SOLE
CHARTER COMMUNICATIONS INC D         CL A       16117M107      765     250,000   SH           SOLE               SOLE
CKX INC                              COM        12562M106    4,220     359,784   SH           SOLE               SOLE
CONEXANT SYSTEMS INC                 COM        207142100    5,247   2,571,899   SH           SOLE               SOLE
DOBSON COMMUNICATIONS CORP           CL A       256069105    3,441     395,036   SH           SOLE               SOLE
DIVX INC                             COM        255413106    1,156      50,113   SH           SOLE               SOLE
EQUINIX INC                        COM NEW      29444U502    8,945     118,290   SH           SOLE               SOLE
ELECTRONIC ARTS INC                  COM        285512109    5,288     105,000   SH           SOLE               SOLE
FOUNDRY NETWORKS INC                 COM        35063R100    7,001     467,366   SH           SOLE               SOLE
GAIAM INC                            CL A       36268Q103    7,115     520,081   SH           SOLE               SOLE
CORNING INC                          COM        219350105    7,016     375,000   SH           SOLE               SOLE
GEMSTAR-TV GUIDE INTL INC            COM        36866W106    4,010   1,000,000   SH           SOLE               SOLE
GOOGLE INC                           CL A       38259P508    5,526      12,000   SH           SOLE               SOLE
GLOBAL SIGNAL INC                    COM        37944Q103    6,863     130,300   SH           SOLE               SOLE
HOLLYWOOD MEDIA CORP                 COM        436233100    5,385   1,282,169   SH           SOLE               SOLE
LOOPNET INC                          COM        543524300    1,664     111,079   SH           SOLE               SOLE
NII HLDGS INC                      CL B NEW     62913F201    4,041      62,708   SH           SOLE               SOLE
QUALCOMM INC                         COM        747525103    6,424     170,000   SH           SOLE               SOLE
SBA COMMUNICATIONS CORP              COM        78388J106    1,375      50,000   SH           SOLE               SOLE
SIGMA DESIGNS INC                    COM        826565103    4,242     166,683   SH           SOLE               SOLE
SONY CORP                          ADR NEW      835699307    7,067     165,000   SH           SOLE               SOLE
SIERRA WIRELESS INC                  COM        826516106    2,921     207,770   SH           SOLE               SOLE
TEKELEC                              COM        879101103    1,483     100,000   SH           SOLE               SOLE
TNS INC                              COM        872960109    7,950     413,000   SH           SOLE               SOLE
TRIDENT MICROSYSTEMS INC             COM        895919108    4,370     240,388   SH           SOLE               SOLE
VIVO PARTICIPACOES S A           SPON ADR PFD   92855S101    9,039   2,204,674   SH           SOLE               SOLE
VALUEVISION MEDIA INC                CL A       92047K107    9,651     734,483   SH           SOLE               SOLE
BAIDU COM INC                   SPON ADR REP A  056752108    1,127      10,000   SH   PUT     SOLE               SOLE
NASDAQ 100 TR                     UNIT SER 1    631100104   97,110   2,250,000   SH   PUT     SOLE               SOLE
SPDR TR                           UNIT SER 1    78462F103   28,338     200,000   SH   PUT     SOLE               SOLE
SEMICONDUCTOR HLDRS TR             DEP RCPT     816636203    6,740     200,000   SH   PUT     SOLE               SOLE
AMAZON COM INC                       COM        023135106    2,960      75,000   SH   PUT     SOLE               SOLE
FINISAR                              COM        31787A101    1,615     500,000   SH  CALL     SOLE               SOLE
TEKELEC                              COM        879101103    1,483     100,000   SH  CALL     SOLE               SOLE
BROADCOM CORP                        CL A       111320107    3,231     100,000   SH  CALL     SOLE               SOLE
AT&T INC                             COM        00206R102    3,575     100,000   SH  CALL     SOLE               SOLE
TEXAS INSTRS INC                     COM        882508104    2,880     100,000   SH  CALL     SOLE               SOLE
ECHOSTAR COMMUNICATIONS NEW          CL A       278762109    7,606     200,000   SH  CALL     SOLE               SOLE
NOKIA CORP                      SPONSORED ADR   654902204      780     125,000   SH  CALL     SOLE               SOLE
SPRINT NEXTEL CORP                 COM FON      852061100    2,203     116,600   SH  CALL     SOLE               SOLE
------------------------------------------------------------------------------------------------------------------------------------
                                                           311,953



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